Accumulated Other Comprehensive Loss - Schedule of Changes in AOCI, Net of Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018
AOCI Attributable to Parent, Net of Tax
Beginning balance	$ 167,325	$ 168,790	$ 158,896	$ 138,329	$ 110,809	$ 95,305
Other comprehensive income (loss) before reclassifications	(6,118)	(10,905)	(2,235)	675	(14,351)	(553)
Income tax effects before reclassifications	160	1,840	1,393	(796)	1,652	(1,803)
Currency translation AOCI	658	(190)	133	(160)	968	(130)
Ending balance	176,260	167,325	168,790	155,470	138,329	110,809
Accumulated other comprehensive loss
AOCI Attributable to Parent, Net of Tax
Beginning balance	(29,592)	(20,337)	(19,628)	(19,537)	(7,806)	(5,320)
Ending balance	(34,892)	(29,592)	(20,337)	(19,818)	(19,537)	(7,806)
Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax
Beginning balance	(14,031)	(9,187)	(10,650)	(13,956)	(6,589)	(554)
Other comprehensive income (loss) before reclassifications	(4,706)	(4,954)	1,532	(914)	(6,485)	(6,045)
Income tax effects before reclassifications	(391)	110	(69)	(308)	(882)	10
Currency translation AOCI	0	0	0	0	0	0
Ending balance	(19,128)	(14,031)	(9,187)	(15,178)	(13,956)	(6,589)
Hedging Activities Adjustments, 2019
AOCI Attributable to Parent, Net of Tax
Beginning balance	(12,747)	(8,372)	(6,147)
Other comprehensive income (loss) before reclassifications	(1,412)	(5,951)	(3,767)
Income tax effects before reclassifications	551	1,730	1,462
Currency translation AOCI	537	(154)	80
Ending balance	(13,071)	(12,747)	(8,372)
Hedging Activities Adjustments, 2018
AOCI Attributable to Parent, Net of Tax
Beginning balance				(3,366)	2,396	(1,801)
Other comprehensive income (loss) before reclassifications				1,589	(7,866)	5,492
Income tax effects before reclassifications				(488)	2,534	(1,813)
Currency translation AOCI				97	(430)	518
Ending balance				(2,168)	(3,366)	2,396
Pension and Other Postretirement Benefit Liability Adjustments
AOCI Attributable to Parent, Net of Tax
Beginning balance	(2,814)	(2,778)	(2,831)	(2,215)	(3,613)	(2,965)
Other comprehensive income (loss) before reclassifications	0	0	0	0	0	0
Income tax effects before reclassifications	0	0	0	0	0	0
Currency translation AOCI	121	(36)	53	(257)	1,398	(648)
Ending balance	$ (2,693)	$ (2,814)	$ (2,778)	$ (2,472)	$ (2,215)	$ (3,613)